Divestitures - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 Green Country Supply, Inc.	Nov. 30, 2011 Rocky Mountains	May 30, 2012 Southern Oklahoma
Divestitures [Line Items]
Cash price subject to post-closing adjustments				$ 4,433	$ 33,100	$ 37,000
Gain on sale of assets	$ 149	$ 1,284	$ 184	$ 2,630